UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  MARCH 31, 2000

Check  here  if  Amendment  [ ];  Amendment     Number:  ___
This  Amendment  (Check  only  one.):  [ ] is  a  restatement.
                                       [ ] adds  new  holdings entries.
Institutional  Investment  Manager  Filing     this  Report:

Name:     METROPOLITAN WEST SECURITIES, INC.
          -----------------------------------------
Address:  610  Newport  Center  Drive,  #150
          -----------------------------------------
          Newport  Beach,  CA  92660
          -----------------------------------------

Form  13F  File  Number:  28-05507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Roberta  J.  Allbritton
        -----------------------
Title:  Director  of Operations
        -----------------------
Phone:  (949)  718-9701
        -----------------------

Signature,  Place,  and  Date  of  Signing:

/S/ Roberta J. Allbritton         Newport Beach, CA          05/15/2000
--------------------------        -----------------          ----------
[Signature]                       [City, State]              [Date]

Report  Type  (Check  only  one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number     Name

28- NOT  ASSIGNED  YET       METROPOLITAN  WEST  CAPITAL  MANAGEMENT, LLC
    ------------------       --------------------------------------------



[Repeat  as  necessary.]

                              FORM  13F  SUMMARY  PAGE


Report  Summary:


Number  of  Other  Included  Managers:                      0
                                               --------------

Form  13F  Information  Table  Entry  Total:                0
                                               --------------

Form  13F  Information  Table  Value  Total:            $0.00
                                               --------------


LIST  OF  OTHER  INCLUDED  MANAGERS:


PROVIDE A NUMBERED LIST OF THE NAME(S) AND 13F FILE NUMBER(S) OF ALL INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT IS FILED, OTHER THAN THE MANAGER FILING THIS REPORT.

[IF THERE ARE NO ENTRIES IN THIS LIST, STATE "NONE" AND OMIT THE COLUMN HEADINGS AND LIST ENTRIES.]

Form  13F  File  Number     Name
Not assigned yet            Metropolitan West Capital Management, LLC

                                       SECURITIES AND EXCHANGE COMMISSION 13-F WORKSHEET
                                                        AS OF 03/31/2000

                                                  ITEM 4        ITEM 5              ITEM 6                    ITEM 8
ITEM 1 & 2                         ITEM 3         FAIR         SHARES OR          INVESTMENT      ITEM   VOTING AUTHORITY
NAME OF ISSUE                      CUSIP          MARKET       PRINCIPAL          DISCRETION       7          SHARES
TITLE OF CLASS                     NUMBER         VALUE          AMOUNT      SOLE  SHARED  OTHER  MGRS  SOLE  SHARED  NONE
-------------------------------  -----------  --------------  -------------  ----  ------  -----  ----  ----  ------  -----
NONE                             N/A          N/A                         0     0       0      0     0     0       0      0

